Note 13 - Financial Instruments with Off-balance-sheet Risk (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	In Thousands
	Contract or Notional Amount
	2021	2020
Financial instruments whose contract amounts represent credit risk:
Unused commitments to extend credit	$1,147,654	851,196
Standby letters of credit	90,929	81,952
Total	$1,238,583	933,148